Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss from continuing operations	$ (10,034)	$ (34,500)	$ (54,366)	$ (101)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	430	264	2,917
Stock-based compensation expense	111	28	113
Amortization of right of use asset	119
Amortization of debt discount and debt issuance costs		1,055	2,173
Realized gain on sale of digital assets	(1,498)	(91)	(106)	(44)
Loss on extinguishment of debt	1,008
Gain on settlement of vendor liabilities	(1,533)	(38)	(145)
Impairment of data mining assets			3,276
Impairment of digital assets	2,494	325	704
Loss contingency on debt default			7,821
Change in fair value of debt conversion feature	1,559	814	6,278
Issuance of shares in exchange for services	240	2,377	2,577
Merger charges		22,004	22,004
Debt restructuring expense		2,000	2,000
Change in fair value of share derivative liability	(263)	(9)
Changes in assets and liabilities:
Digital assets - mining net of pool fees and management fees			(18,153)	(966)
Prepaid assets and other current assets	805	(72)	(173)
Accounts receivable and other receivables	2,099	4,010	1,650	2
Accounts payable	(1,385)	(3,908)	8,729
Accrued liabilities and other current liabilities	737	442	2,859
Operating lease liability	(35)
Net cash used in operating activities – continuing operations	(5,146)	(5,299)	(9,842)	(1,109)
Net cash used in provided by operating activities – discontinued operations	(1,795)	(500)	1,369	595
Net cash used in operating activities	(6,941)	(5,799)	(8,473)	(514)
Cash Flows from Investing Activities
Proceeds from sale of digital assets	8,023	3,670	3,670	555
Purchase of mining equipment			(50)
Reverse acquisition of Sysorex business		28	28
Pre-funded right in Ostendo	(1,600)
Up North business combination, net of cash received			(34)
Net cash provided by investing activities -continuing operations	6,423	3,698	3,614	555
Net cash used in investing activities – discontinued operations		(603)	(1,436)	(582)
Net cash provided by investing activities	6,423	3,095	2,178	(27)
Cash Flows from Financing Activities
Proceeds received for convertible debt		12,415
Cash paid for convertible debt transaction costs		(1,261)
Repayment of loans		(3,346)	(4,349)
Payments for convertible debt transaction costs			(1,279)
Issuance of members’ interests		100	100	554
Proceeds received from issuance of convertible debt			12,415
Net cash provided by financing activities- continuing operations		7,908	6,887	554
Net cash used in financing activities – discontinued operations		(1,003)		20
Net cash provided by financing activities		6,905	6,887	574
Net (decrease) in cash and cash equivalents	(518)	4,201	592	33
Cash and cash equivalents at beginning of period	659	67	67	34
Cash and cash equivalents at end of period	141	4,268	659	67
Cash paid for:
Interest	1,009	89	344
Income taxes
Supplemental disclosure of noncash investing and financing activities:
Sysorex recapitalization		19,401	19,401
Debt discount attributed to the fair value of warrants		810	896
Debt discount attributed to the fair value of the conversion option		2,077	2,077
Settlement of loan with mining equipment		1,091
Conversion of debt to equity	8,082
Equipment exchanged for equity		7,620	7,620
Equipment acquired through lease purchase agreement		2,130
Equipment acquired through lease purchase arrangement			2,130
Digital assets received for members interest				46
Distributions of digital assets to members		1,521	1,521	1,211
Reclassification of equity contracts to liabilities	314
Settlement of share derivative liability	$ 5
Payments of short-term borrowing with digital assets			1,091
Right of use assets exchanged for lease obligation			$ 558